Tangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 20,426,118	R$ 19,797,585	R$ 20,640,371
Additions	1,445,847	1,126,111	1,162,774
Additions resulting mergers		333,742	103,449
Cancellation of lease agreements	(624,352)	(115,842)	(254,101)
Write-off	(1,053,753)	(796,564)	(2,037,954)
Transfers	(6,678)	81,086	183,046
Additions by Company Acquisition	43,116
Balance at ending	20,230,298	20,426,118	19,797,585
Cost [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,794,786	2,799,523	2,816,745
Additions	120,086	44,475	32,959
Additions resulting mergers
Cancellation of lease agreements
Write-off	(221,593)	(49,212)	(50,181)
Transfers	32,550
Additions by Company Acquisition
Balance at ending	2,725,829	2,794,786	2,799,523
Cost [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,310,630	3,286,155	3,783,646
Additions	866,517	185,248	435,858
Additions resulting mergers
Cancellation of lease agreements
Write-off	(236,442)	(215,731)	(1,584,956)
Transfers	(122,187)	54,958	651,607
Additions by Company Acquisition
Balance at ending	3,818,518	3,310,630	3,286,155
Cost [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	10,677,131	10,286,236	10,463,657
Additions	459,244	896,388	693,957
Additions resulting mergers
Cancellation of lease agreements
Write-off	(595,718)	(531,621)	(402,817)
Transfers	82,959	26,128	(468,561)
Additions by Company Acquisition
Balance at ending	10,623,616	10,677,131	10,286,236
Cost [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,642,324	3,424,424	3,575,076
Additions
Additions resulting mergers		333,742	103,449
Cancellation of lease agreements	(624,352)	(115,842)	(254,101)
Write-off
Transfers
Additions by Company Acquisition	43,116
Balance at ending	3,061,088	3,642,324	3,424,424
Cost [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,247	1,247	1,247
Additions
Additions resulting mergers
Cancellation of lease agreements
Write-off
Transfers
Additions by Company Acquisition
Balance at ending	1,247	1,247	1,247
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(12,202,978)	(10,987,154)	(11,034,575)
Additions	(1,841,616)	(1,860,043)	(1,850,780)
Write-off	936,441	648,009	2,000,378
Transfers	(3,255)	(3,790)	(102,177)
Balance at ending	(13,111,408)	(12,202,978)	(10,987,154)
Accumulated Depreciation [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,046,141)	(973,469)	(902,860)
Additions	(417,140)	(101,576)	(108,946)
Write-off	587,277	28,904	38,337
Transfers	(19)
Balance at ending	(876,023)	(1,046,141)	(973,469)
Accumulated Depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,713,734)	(1,595,971)	(2,245,544)
Additions	(514,483)	(332,594)	(291,174)
Write-off	215,365	214,948	940,737
Transfers	(13,565)	(117)	10
Balance at ending	(2,026,417)	(1,713,734)	(1,595,971)
Accumulated Depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(7,777,375)	(7,312,714)	(6,762,293)
Additions	(263,059)	(865,145)	(896,705)
Write-off	133,799	404,157	448,471
Transfers	10,329	(3,673)	(102,187)
Balance at ending	(7,896,306)	(7,777,375)	(7,312,714)
Accumulated Depreciation [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,665,728)	(1,105,000)	(1,123,878)
Additions	(646,934)	(560,728)	(553,955)
Write-off			572,833
Transfers
Balance at ending	(2,312,662)	(1,665,728)	(1,105,000)
Accumulated Depreciation [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Additions
Write-off
Transfers
Balance at ending
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(32,377)	(26,646)	(68,685)
Impacts on results	(949)	(5,731)	42,039
Balance at ending	(33,326)	(32,377)	(26,646)
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(27,942)	(22,298)	(25,608)
Impacts on results	(502)	(5,644)	3,310
Balance at ending	(28,444)	(27,942)	(22,298)
Accumulated impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Impacts on results
Balance at ending
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	8,952	9,039	(29,690)
Impacts on results	(447)	(87)	38,729
Balance at ending	8,505	8,952	9,039
Accumulated impairment [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Impacts on results
Balance at ending
Accumulated impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(13,387)	(13,387)	(13,387)
Impacts on results
Balance at ending	(13,387)	(13,387)	(13,387)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	7,085,564	8,190,763	8,783,785
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	1,821,362	1,720,703	1,803,756
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	1,792,101	1,596,896	1,690,184
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	2,735,815	2,908,708	2,982,561
Gross carrying amount [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	748,426	1,976,596	2,319,424
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	R$ (12,140)	R$ (12,140)	R$ (12,140)